INTANGIBLE ASSETS, NET - Summary of Components of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 9,423	$ 1,550	$ 1,550
Less: accumulated amortization	(1,365)	(1,334)	(1,287)
Intangible assets, net	8,058	216	263
Trade Name
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 2,079	$ 1,280	1,280
Trade Name | Maximum
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	15 years	13 years
Trade Name | Minimum
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	10 years	10 years
Technology
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 270	$ 270
Useful lives (in years)		13 years
Developed Technology
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 3,462	$ 270
Developed Technology | Maximum
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	20 years
Developed Technology | Minimum
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	13 years
Customer Relationships
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 3,882	$ 0
Useful lives (in years)	20 years